Changes in and Reclassification out of Accumulated Other Comprehensive Income by Component	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Changes in and Reclassification out of Accumulated Other Comprehensive Income by Component

6. Changes in and Reclassification out of Accumulated Other Comprehensive Income by Component

The table below summarizes the changes in accumulated other comprehensive income, net of tax by component for the three months ended March 31, 2013.

(IN MILLIONS)	Currency Translation Adjustments	Unrealized gains/(losses) on Available- for-Sale Securities	Gains/(losses) on Cash Flow Hedges	Post Employment Benefits	Total
Balance December 31, 2012	$(13)	$—	$(13)	$(297)	$(323)

Other comprehensive (loss)/income before reclassifications	(27)	3	—	1	(23)
Amounts reclassified from accumulated other comprehensive income	—	—	2	3	5

Net current period other comprehensive (loss)/income	(27)	3	2	4	(18)
Net current period other comprehensive income attributable to noncontrolling interest	2	—	—	—	2

Net current period other comprehensive (loss)/income attributable to Nielsen stockholders	(29)	3	2	4	(20)

Balance March 31, 2013	$(42)	$3	$(11)	$(293)	$(343)

The table below summarizes the reclassification of accumulated other comprehensive income by component for the three months ended March 31, 2013.

(IN MILLIONS)
Details about Accumulated Other Comprehensive Income components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Condensed Consolidated Statement of Operations
Gains/(losses) on cash flow hedges
Interest rate contracts	$4	Interest expense
	2	Tax expense

	$2	Total, net of tax

Amortization of Post Employment
Benefits
Actuarial loss	4	(a)
	1	Tax expense

	$3	Total, net of tax

Total reclassification for the period	$5	Net of tax

(a)	This accumulated other comprehensive income component is included in the computation of net periodic pension cost.